GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
GOODWILL
NOTE 6:-      GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$37,029

Foreign currency translation adjustments	(1,746)

Balance as of December 31, 2018	$35,283

Foreign currency translation adjustments	(65)

Balance as of December 31, 2019	$35,218